UNITED STATES
			    SECURITIES AND EXCHANGE COMMISSION
				  Washington, D.C. 20549

					 Form 13F

				   Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):[ ]is a restatement.
				 [ ]adds new holding entries.


Institutional Investment Manager Filing this Report:

Name: Gareth Morgan Investments Limited Partnership
Address: Level 10, 109 Featherston Street, Wellington 6011, New Zealand

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Stephan Clark
Title: Senior Business Analyst
Phone: + 64 9 4427645

Signature, Place, and Date of Signing:

/s/ Stephan Clark	Auckland, New Zealand	December 20, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total:22

Form 13F Information Table Value Total:$152,573(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


				FORM 13F INFORMATION TABLE
                                                       VALUE   SHARES/ SH/ PUT/ INVSTMT OTHER      VOTING AUTHORITY
NAME OF ISSUER               TITLE OF CLASS  CUSIP     (x$1000)PRN AMT PRN CALL DSCRETN MANAGERS SOLE     SHARED  NONE
---------------------------  --------------- --------  ------- ------- --- ---- ------- -------- -------- ----- -----
BP PLC                       SPONSORED ADR   055622104     880    15173 SH        SOLE                15173
JOHNSON & JOHNSON            COM             478160104    2593    40262 SH        SOLE                40262
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209    1740    75350 SH        SOLE                75350
APPLE INC                    COM             037833100   12015    57014 SH        SOLE                57014
BAXTER INTL INC              COM             071813109    7254   123617 SH        SOLE               123617
BUNGE LIMITED                COM             G16962105    4902    76803 SH        SOLE                76803
CHINA MOBILE LIMITED         SPONSORED ADR   16941M109    4693   101075 SH        SOLE               101075
CISCO SYS INC                COM             17275R102   10963   457956 SH        SOLE               457956
GOOGLE INC                   CL A            38259P508   11674    18829 SH        SOLE                18829
COCA COLA CO                 COM             191216100    6638   116448 SH        SOLE               116448
MCDONALDS CORP               COM             580135101    9677   154974 SH        SOLE               154974
MONSANTO CO NEW              COM             61166W101    4527    55381 SH        SOLE                55381
MICROSOFT CORP               COM             594918104   14334   470282 SH        SOLE               470282
NIKE INC                     CL B            654106103    4243    64215 SH        SOLE                64215
NOVARTIS A G                 SPONSORED ADR   66987V109    9676   177778 SH        SOLE               177778
PEPSICO INC                  COM             713448108    6803   111886 SH        SOLE               111886
PROCTER & GAMBLE CO          COM             742718109    7838   129271 SH        SOLE               129271
ROYAL DUTCH SHELL PLC        SPONS ADR A     780259206    5532    92027 SH        SOLE                92027
TELEFONICA S A               SPONSORED ADR   879382208    6531    78200 SH        SOLE                78200
WAL MART STORES INC          COM             931142103    6189   115795 SH        SOLE               115795
SELECT SECTOR SPDR TR        SBI INT-ENERGY  81369Y506    7832   137373 SH        SOLE               137373
YUM BRANDS INC               COM             988498101    6039   172683 SH        SOLE               172683

